Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Financial Services Portfolio

March 31, 2019

VFS-QTLY-0519
1.814647.114

Schedule of Investments March 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.8%
	Shares	Value
Banks - 34.4%
Diversified Banks - 20.1%
Bank of America Corp.	330,500	$9,118,495
Citigroup, Inc.	165,300	10,284,965
JPMorgan Chase & Co.	61,354	6,210,865
Wells Fargo & Co.	134,696	6,508,511
		32,122,836
Regional Banks - 14.3%
BOK Financial Corp.	8,942	729,220
First Citizens Bancshares, Inc.	2,800	1,140,160
First Hawaiian, Inc.	45,500	1,185,275
First Horizon National Corp.	108,362	1,514,901
First Republic Bank	9,100	914,186
Huntington Bancshares, Inc.	297,570	3,773,188
KeyCorp	104,800	1,650,600
M&T Bank Corp.	12,100	1,899,942
PNC Financial Services Group, Inc.	41,900	5,139,454
Signature Bank	18,000	2,305,260
SunTrust Banks, Inc.	44,900	2,660,325
		22,912,511

TOTAL BANKS		55,035,347

Capital Markets - 16.0%
Asset Management & Custody Banks - 3.5%
Bank of New York Mellon Corp.	75,000	3,782,250
Oaktree Capital Group LLC Class A	36,216	1,798,124
		5,580,374
Financial Exchanges & Data - 3.3%
Cboe Global Markets, Inc.	55,327	5,280,409
Investment Banking & Brokerage - 9.2%
E*TRADE Financial Corp.	86,100	3,997,623
Goldman Sachs Group, Inc.	3,070	589,409
Hamilton Lane, Inc. Class A	32,700	1,425,066
Morgan Stanley	90,000	3,798,000
PJT Partners, Inc.	19,600	819,280
TD Ameritrade Holding Corp.	60,100	3,004,399
Virtu Financial, Inc. Class A	48,800	1,159,000
		14,792,777

TOTAL CAPITAL MARKETS		25,653,560

Consumer Finance - 10.4%
Consumer Finance - 10.4%
American Express Co.	37,500	4,098,750
Capital One Financial Corp.	78,500	6,412,665
OneMain Holdings, Inc.	85,800	2,724,150
SLM Corp.	342,200	3,391,202
		16,626,767
Diversified Financial Services - 4.0%
Multi-Sector Holdings - 4.0%
Berkshire Hathaway, Inc. Class B (a)	31,468	6,321,607
Household Durables - 0.7%
Homebuilding - 0.7%
D.R. Horton, Inc.	27,000	1,117,260
Insurance - 25.6%
Insurance Brokers - 2.6%
Willis Group Holdings PLC	23,900	4,198,035
Life & Health Insurance - 3.7%
MetLife, Inc.	74,700	3,179,979
Torchmark Corp.	34,390	2,818,261
		5,998,240
Multi-Line Insurance - 6.3%
American International Group, Inc.	86,700	3,733,302
Assurant, Inc.	3,801	360,753
Hartford Financial Services Group, Inc.	119,000	5,916,680
		10,010,735
Property & Casualty Insurance - 10.2%
Axis Capital Holdings Ltd.	37,200	2,037,816
Beazley PLC	181,200	1,215,420
FNF Group	134,870	4,929,499
Hiscox Ltd.	66,100	1,343,034
RSA Insurance Group PLC	90,100	595,907
The Travelers Companies, Inc.	45,312	6,214,994
		16,336,670
Reinsurance - 2.8%
Reinsurance Group of America, Inc.	31,500	4,472,370

TOTAL INSURANCE		41,016,050

IT Services - 1.2%
Data Processing & Outsourced Services - 1.2%
Visa, Inc. Class A	12,000	1,874,280
Mortgage Real Estate Investment Trusts - 3.1%
Mortgage REITs - 3.1%
AGNC Investment Corp.	123,000	2,214,000
MFA Financial, Inc.	380,000	2,762,600
		4,976,600
Software - 0.9%
Application Software - 0.9%
Black Knight, Inc. (a)	26,999	1,471,446
Thrifts & Mortgage Finance - 2.5%
Thrifts & Mortgage Finance - 2.5%
Essent Group Ltd. (a)	44,900	1,950,905
MGIC Investment Corp. (a)	149,800	1,975,862
		3,926,767
TOTAL COMMON STOCKS
(Cost $137,849,025)		158,019,684

Money Market Funds - 1.1%
Fidelity Cash Central Fund, 2.48% (b)
(Cost $1,728,706)	1,728,361	1,728,706
TOTAL INVESTMENT IN SECURITIES - 99.9%
(Cost $139,577,731)		159,748,390
NET OTHER ASSETS (LIABILITIES) - 0.1%		157,626
NET ASSETS - 100%		$159,906,016

Legend

 (a) Non-income producing

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$19,274
Total	$19,274

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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